Basis of Presentation and Significant Accounting Policies - Narrative (Details) contract in Thousands						6 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) contract	Nov. 01, 2022 USD ($)	Dec. 30, 2021 USD ($)	Sep. 17, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Jul. 01, 2021 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of annuity contracts | contract	490								490
Annuity contract, account value	$ 36,700,000,000								$ 36,700,000,000
Private placement life insurance, account value	39,000,000,000								$ 39,000,000,000
Intangible assets, useful life									7 years
Number of reportable segments									0
Maximum uncollateralized threshold for derivative counter party, single level entity							$ 7,000,000
Present value of future insurance profits, amortization period									20 years
Reinsurance recoverables, overstatement	(40,400,000,000)					$ (35,848,000,000)	(35,848,000,000)		$ (40,400,000,000)
Stockholder’s equity, overstatement	(356,000,000)				$ (2,597,000,000)	(2,153,000,000)	(2,153,000,000)	$ (2,597,000,000)	(356,000,000)	$ (3,185,000,000)		$ (1,883,000,000)	$ (2,552,000,000)
Net income						280,000,000	280,000,000	186,000,000	359,000,000	399,000,000
Other liabilities	2,036,000,000					1,920,000,000	1,920,000,000		2,036,000,000
Error correction, adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables, overstatement	314,000,000								314,000,000
Stockholder’s equity, overstatement	258,000,000								258,000,000
Net income									(258,000,000)
Other liabilities	13,000,000								13,000,000
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables, overstatement	(40,714,000,000)								(40,714,000,000)
Stockholder’s equity, overstatement	(614,000,000)								(614,000,000)
Net income									617,000,000
Other liabilities	$ 2,023,000,000								2,023,000,000
The Hartford Financial Services Group
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period of continuing involvement after disposal											5 years
FIA embedded derivative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities									6,400,000,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities									6,600,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance payable		$ 7,100,000,000
Assumed reinsurance, consideration received		121,000,000
Payment for ceded commissions		65,000,000
Assumed reinsurance, deferred gain		90,000,000
Other liabilities		$ 90,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | General Account Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage		100.00%
Reinsurance payable		$ 439,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | Separate Account Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage		100.00%
Reinsurance payable		$ 6,700,000,000
Allianz | FIA embedded derivative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			$ 8,000,000,000
Allianz | Fixed Indexed Annuities, Block One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			5,000,000,000
Allianz | Fixed Indexed Annuities, Block Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			3,000,000,000
Allianz | Reinsurance Contract [Axis]: Allianz Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables, overstatement						(244,000,000)	(244,000,000)
Other liabilities						27,000,000	27,000,000
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for ceded commissions			866,000,000
Assumed reinsurance, deferred gain			25,000,000
Assumed reinsurance, consideration transferred			$ 693,000,000
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement | Fixed Indexed Annuities, Block One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			100.00%
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement | Fixed Indexed Annuities, Block Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			5.00%
Lincoln National Life Insurance Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum reinsured deposits				$ 1,500,000,000
TR Re | Reinsurance Contract [Axis]: Affiliated Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables, overstatement						(6,130,000,000)	(6,130,000,000)
Net income									436,000,000
Other liabilities						818,000,000	818,000,000
TR Re | Reinsurance Contract [Axis]: Inforce Agreement and Flow Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	75.00%
Assumed reinsurance, deferred gain	$ 137,000,000								137,000,000
Reinsurance recoverables, overstatement	(5,192,000,000)								(5,192,000,000)
Other liabilities	136,000,000								136,000,000
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for ceded commissions			$ 100,000,000
Assumed reinsurance, deferred gain			805,000,000
Payment for assumed reinsurance, tax settlement			$ 84,000,000
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity and Payout Annuity Blocks
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			50.00%
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity Guarantees and Structured Settlement Contracts
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			100.00%
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholder’s equity, overstatement	(639,000,000)				$ (58,000,000)	(280,000,000)	(280,000,000)	(58,000,000)	(639,000,000)	(137,000,000)		$ 0	(68,000,000)
Net income							280,000,000	$ 186,000,000	359,000,000	$ 399,000,000
Retained Earnings | Error correction, adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholder’s equity, overstatement	258,000,000					0	0		258,000,000
Net income									(258,000,000)
Retained Earnings | Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholder’s equity, overstatement	$ (897,000,000)					$ (280,000,000)	$ (280,000,000)		(897,000,000)
Net income									$ 617,000,000
Sixth Street | Talcott Resolution Life, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voting interest acquired					100.00%			100.00%
Consideration transferred					$ 2,200,000,000
Consideration transferred, pre-closing dividend					500,000,000
Consideration transferred, cash					$ 1,700,000,000
Cumulative effect of accounting changes, net of tax
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholder’s equity, overstatement													11,000,000
Cumulative effect of accounting changes, net of tax | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholder’s equity, overstatement													$ 11,000,000